FundX Investment Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

June 13, 2025

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re:	FundX Investment Trust (the “Trust”)
SEC File Numbers: 333-194652; 811-22951

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the FundX Future Fund Opportunities ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated June 10, 2025, and filed electronically as Post-Effective Amendment No. 42 to the Funds’ Registration Statement on Form N-1A on June 9, 2025.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 480-964-6008.

Sincerely,

/s/ Ryan Charles

Ryan Charles
For U.S. Bank Global Fund Services

Enclosures